Other liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2021		Dec. 31, 2020
Accruals and deferred income including contract liabilities [abstract]
Accruals and deferred income	£ 4,173		£ 3,683
Other creditors	4,793		3,447
Items in the course of collection due to other banks	202		88
Lease liabilities (refer to Note 21)	1,317		1,444
Liabilities included in disposal groups classified as held for sale	20		0
Other liabilities	£ 10,505	[1]	£ 8,662

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.